Segment Information Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,884	$ 15,456	$ 15,382
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,762	7,738	7,952
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,676	5,426	5,367
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	2,097	1,772	1,506
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 349	$ 520	$ 557